Capital management - Schedule of capital structure (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Capital management [Abstract]
Equity attributable to owners of the Company	$ 164,818	$ 248,652
Debt	92,280	75,000
Capital	$ 257,098	$ 323,652